SCHEDULE OF RIGHT OF USE ASSETS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
As at March 31, 2024	$ 789,369	$ 471,363	$ 174,778
Additions	138,919	818,605	611,067
Early termination of operating lease		(204,479)	(109,476)
Depreciation	(378,613)	(288,175)	(205,006)
Disposal		(7,945)
Impairment	(111,136)
Right-of-use assets	438,539	789,369	471,363
Office equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2024	789,369	391,918
Additions		818,605	611,067
Early termination of operating lease		(204,479)	(109,476)
Depreciation	(350,830)	(216,675)	(109,673)
Disposal
Impairment
Right-of-use assets	438,539	789,369	391,918
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2024		79,445	174,778
Additions
Early termination of operating lease
Depreciation		(71,500)	(95,333)
Disposal		(7,945)
Impairment
Right-of-use assets			79,445
Shops [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2024
Additions	138,919
Early termination of operating lease
Depreciation	(27,783)
Disposal
Impairment	(111,136)
Right-of-use assets